Description of Organization and Summary of Significant Accounting Policies - Concentrations of Credit Risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer
Concentrations of Credit Risk
Cash | $	$ 0		$ 0
HZO, Inc. and Subsidiaries
Concentrations of Credit Risk
Cash | $	$ 2,435,870		$ 4,572,687	$ 478,626
HZO, Inc. and Subsidiaries | Accounts receivable | Customer | Two customers
Concentrations of Credit Risk
Number of customers			2	2
Concertation risk (in percent)	80.00%		82.00%	85.00%
HZO, Inc. and Subsidiaries | Revenue | Customer | Two customers
Concentrations of Credit Risk
Number of customers			2
Concertation risk (in percent)	76.00%	68.00%	62.00%
HZO, Inc. and Subsidiaries | Revenue | Customer | Four customers
Concentrations of Credit Risk
Number of customers				4
Concertation risk (in percent)				77.00%